Investments in Associates and Joint Ventures - Details of the Changes in Investments in Associates and Joint Ventures Accounted for using the Equity Method (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	₩ 1,915,012	₩ 1,889,289
Acquisition and Disposal	(5,808)	11,983
Share of profit (loss)	22,620	31,404
Other comprehensive income (loss)	149,108	8,936
Other increase (decrease)	260,895	(26,600)
Ending balance	2,341,827	1,915,012
SK China Company Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	896,990	879,527
Share of profit (loss)	8,913	24,054
Other comprehensive income (loss)	69,540	(6,591)
Ending balance	975,443	896,990
Korea IT Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	336,404	324,860
Share of profit (loss)	23,552	10,343
Other comprehensive income (loss)	8,237	3,366
Other increase (decrease)	(5,055)	(2,165)
Ending balance	363,138	336,404
UniSK [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	22,285	20,839
Share of profit (loss)	1,430	2,079
Other comprehensive income (loss)	2,815	102
Other increase (decrease)	(499)	(735)
Ending balance	26,031	22,285
SK Technology Innovation Company [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	70,409	69,375
Share of profit (loss)	4,269	(178)
Other comprehensive income (loss)	8,078	1,212
Other increase (decrease)	(48,240)
Ending balance	34,516	70,409
SK MENA Investment B.V. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	14,872	14,296
Share of profit (loss)	329	335
Other comprehensive income (loss)	2,072	241
Ending balance	17,273	14,872
SK Latin America Investment S.A. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	14,607	11,961
Share of profit (loss)	(65)	1,974
Other comprehensive income (loss)	1,268	672
Other increase (decrease)	(14,453)
Ending balance	1,357	14,607
SK South East Asia Investment Pte. Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	355,282	357,537
Share of profit (loss)	(9,403)	(12,881)
Other comprehensive income (loss)	45,693	10,626
Ending balance	391,572	355,282
Citadel Pacific Telecom Holdings, LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	45,901	48,542
Share of profit (loss)	619	2,628
Other comprehensive income (loss)	6,699	637
Other increase (decrease)	(1,439)	(5,906)
Ending balance	51,780	45,901
SM Culture & Contents Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	41,578	59,611
Acquisition and Disposal	(3)	(679)
Share of profit (loss)	(1,880)	593
Other comprehensive income (loss)	(128)	808
Other increase (decrease)		(18,755)
Ending balance	39,567	41,578
Nam Incheon Broadcasting Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	14,344	13,575
Share of profit (loss)	1,427	905
Other increase (decrease)	(136)	(136)
Ending balance	15,635	14,344
Home Choice Corp. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	3,215	4,456
Share of profit (loss)	23	(1,241)
Ending balance	3,238	3,215
Konan Technology Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	6,349	8,366
Acquisition and Disposal	(16)	(44)
Share of profit (loss)	(2,861)	(2,100)
Other comprehensive income (loss)	103	127
Ending balance	3,575	6,349
CMES Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	900	900
Acquisition and Disposal	(4,396)
Share of profit (loss)	(767)
Other comprehensive income (loss)	51
Other increase (decrease)	8,984
Ending balance	4,772	900
SK telecom Japan Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	1,239
Acquisition and Disposal	1,560
Share of profit (loss)	(983)
Other comprehensive income (loss)	1,887
Other increase (decrease)	0	1,239
Ending balance	3,703	1,239
Rebellions Inc. (Formerly, SAPEON Korea Inc.) [member]
Disclosure of investments in associates and joint ventures [Line Items]
Other increase (decrease)	298,327
Ending balance	298,327
Start-up Win-Win Fund and others [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	81,142
Acquisition and Disposal	(2,953)
Share of profit (loss)	(1,686)
Other comprehensive income (loss)	2,793
Other increase (decrease)	23,406
Ending balance	102,702	81,142
12CM JAPAN and others [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	81,142	69,734
Acquisition and Disposal		8,706
Share of profit (loss)		5,108
Other comprehensive income (loss)		(2,264)
Other increase (decrease)		(142)
Ending balance		81,142
Associates [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	1,905,517	1,883,579
Acquisition and Disposal	(5,808)	7,983
Share of profit (loss)	22,917	31,619
Other comprehensive income (loss)	149,108	8,936
Other increase (decrease)	260,895	(26,600)
Ending balance	2,332,629	1,905,517
UTC Kakao-SK Telecom ESG Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	9,495	5,710
Acquisition and Disposal		4,000
Share of profit (loss)	(297)	(215)
Ending balance	9,198	9,495
Joint ventures [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	9,495	5,710
Acquisition and Disposal		4,000
Share of profit (loss)	(297)	(215)
Ending balance	₩ 9,198	₩ 9,495